Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
BetaBuilders Developed Asia Pacific ex-Japan ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ticker: BBAX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES1(Expenses that you pay each year as a percentage of the valueof your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COSTWOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. Morningstar, Inc. is the index provider for the Underlying Index (the Index Provider). The Underlying Index is a free float adjusted market capitalization-weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including: Australia, Hong Kong, New Zealand, and Singapore. The Underlying Index targets 85% of the stocks traded on the primary exchanges in each country or region by market capitalization, and primarily includes large-and mid-cap companies. Components of the Underlying Index are allocated across various sectors, including the financials sector. However, the components of the Underlying Index and the countries and sectors represented are likely to change over time. As of January 31, 2024, the market capitalizations of the companies in the Underlying Index ranged from $750.8 million to $158.3 billion and the Underlying Index included 114 securities.Beta is a measure of the volatility of a security or a portfolio relative to a market benchmark. The term “BetaBuilders” in the Fund’s name conveys the intended outcome of providing investors with passive exposure and return that generally correspond to a market cap weighted benchmark. The Fund, along with other JPMorgan BetaBuilders Funds, can be used to help an investor build a portfolio of passive exposure to various markets.The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. Unlike many actively-managed investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear over-valued.The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.The Fund may invest up to 10% of its assets in exchange-traded futures and forward foreign currency contracts to seek performance that corresponds to the Underlying Index.The Fund is classified as “diversified” under the Investment Company Act of 1940 (1940 Act). However, the Fund may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past fivecalendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure Index (net total return). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Shares has varied from year to year for the past fivecalendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-457-6383 (844-4JPM ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter2nd quarter, 202021.99%Worst Quarter1st quarter, 2020-27.49%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Equity Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s portfolio securities goes down, your investment in the Fund decreases in value.
BetaBuilders Developed Asia Pacific ex-Japan ETF | General Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Developed Asia Pacific ex-Japan Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Developed Asia Pacific (ex-Japan) Market Risk. Investments in securities of issuers in developed Asia Pacific countries (ex-Japan) involve risks that are specific to the Asia Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia Pacific countries have experienced expropriation and/or nationalization of assets, political and social instability and armed conflict. Some economies in this region are dependent on a range of commodities and are strongly affected by international commodity prices. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Some developed Asia Pacific economies are highly dependent on trade and economic conditions in other countries. Although the Fund only intends to invest in developed countries in the Asia Pacific region, the Fund may be impacted by risks associated with investing in developing and emerging market countries in the Asia Pacific region because the economies of countries (including developed countries) in the Asia Pacific region may be heavily dependent on one another.
BetaBuilders Developed Asia Pacific ex-Japan ETF | China Region Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Greater China Region Risk. In addition to the risks listed under “Foreign Securities Risk”, investments in certain Hong Kong listed securities may also subject the Fund to exposure to Mainland Chinese companies. Investments in China and Hong Kong are subject to significant legal, regulatory, monetary and economic risks as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S. Investments involve political and legal uncertainties, currency fluctuations and aggressive currency controls, the risk of confiscatory taxation, and nationalization or expropriation of assets, which could adversely affect and significantly diminish the values of the Mainland Chinese companies in which the Fund invests. The Mainland Chinese securities markets are emerging markets characterized by greater price volatility. Mainland China is dominated by the one-party rule of the Communist Party, and the Mainland Chinese government exercises significant control over Mainland China’s economic growth. There is the potential of increased tariffs and restrictions on trade between the United States and Mainland China. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on Mainland Chinese companies and a commensurately negative impact on the Fund.Hong Kong is a Special Administrative Region of the People’s Republic of China. Since Hong Kong reverted to Chinese sovereignty in 1997, it has been governed by the Basic Law. Under the Basic Law, Hong Kong was guaranteed a high degree of autonomy in certain matters, including economic matters, until 2047. Attempts by the government of Mainland China to exert greater control over Hong Kong’s economic, political or legal structures or its existing social policy could negatively affect investor confidence in Hong Kong (as has been the case previously during certain periods), which in turn could negatively affect markets and business performance.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Geographic Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk. The Fund will focus its investments in one region and may focus on a small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund and may also be subject to the foreign, Asia Pacific and China Region risks described above.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and may affect the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Index Related Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a fund investing in foreign securities. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV) and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the performance of the Underlying Index may be adversely affected.Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Passive Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. As a result, the Fund’s performance could be lower than funds that actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Sampling Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives, including futures and forward foreign currency contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Derivatives also can expose the Fund to derivative liquidity risk which includes risks involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties, legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty and operational risk, which includes documentation or settlement issues, system failures, inadequate controls and human error.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Large Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Company Risk. Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Smaller Company Risk. Investments in securities of smaller companies (mid cap and small cap companies) may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than securities of larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, changes in the price of securities issued by such companies may be more sudden or erratic than the prices of securities of large capitalization companies, especially over the short term. These risks are higher for small cap companies.
BetaBuilders Developed Asia Pacific ex-Japan ETF | ETF Shares Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Shares Trading Risk. Shares are listed for trading on the Cboe BZX Exchange, Inc. (the Exchange) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to a particular industry or group of industries.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Diversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non-diversified. The Fund may, therefore, operate as a non-diversified fund solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s Shares being more sensitive to economic results of those issuing the securities. The value of the Fund’s Shares may also be more volatile than the value of a fund which invests in more securities.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Industry and Sector Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry and Sector Focus Risk. At times the Underlying Index and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, contagion risk within a particular industry or sector or to other industries or sectors, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of their investments in a particular industry or sector, the value of the Fund’s Shares may fluctuate in response to events affecting that industry or sector.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Financials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
BetaBuilders Developed Asia Pacific ex-Japan ETF | Materials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Materials Sector Risk. Companies in the materials sector may be adversely affected by changes in world events, energy conservation, environmental policies, imposition of import controls, increased competition, labor relations, the volatility of commodity prices, changes in exchange rates, social and political unrest, depletion of resources, decreases in demand, over-production, litigation and changes in government regulations, among other factors.
BetaBuilders Developed Asia Pacific ex-Japan ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
2019	rr_AnnualReturn2019	18.44%
2020	rr_AnnualReturn2020	8.20%
2021	rr_AnnualReturn2021	5.36%
2022	rr_AnnualReturn2022	(4.45%)
2023	rr_AnnualReturn2023	5.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.49%)
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2018
BetaBuilders Developed Asia Pacific ex-Japan ETF | Return After Taxes on Distributions | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	5.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.72%
BetaBuilders Developed Asia Pacific ex-Japan ETF | Return After Taxes on Distributions and Sale of Fund Shares | ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	4.64%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.80%
BetaBuilders Developed Asia Pacific ex-Japan ETF | MORNINGSTAR® DEVELOPED ASIA PACIFIC EX-JAPAN TARGET MARKET EXPOSURE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	6.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.15%

[1]	The Fund’s management agreement provides that the adviser will pay substantially all expenses of the Fund (including expenses of the Trust relating to the Fund), except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable.